LVIP Columbia Value Opportunities Fund (the “Fund”) Supplement Dated August 27, 2012 to the Prospectus dated April 30, 2012, Supplemented July 1, 2012

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to describe important changes to the Fund. Effective September 21, 2012 the Fund will have a new name, sub-adviser, investment objective, portfolio manager and investment strategy. Effective September 28, 2012, the Fund will add a risk portfolio management strategy employed by additional portfolio managers.

Change to the Fund’s Sub-Adviser:

Effective September 21, 2012, J.P. Morgan Investment Management Inc. will replace Columbia Management Investment Advisers, LLC as the Fund’s sub-adviser.

Change to the Fund’s Name:

Effective September 21, 2012, the name of the Fund shall be LVIP JPMorgan Mid Cap Value RPM Fund.

All references to the Fund’s name shall be revised accordingly.

Changes to the Fund’s Investment Objective:

Effective September 21, 2012, the investment objective of the LVIP JPMorgan Mid Cap Value RPM Fund (the “Fund”) is to seek long-term capital appreciation.

Changes to the Fund’s Principal Investment Strategies and Principal Risks:

Effective September 21, 2012, the following replaces Principal Investment Strategies on page 2:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of medium-cap companies. In this context, “assets” means net assets, plus the amount of borrowings for investment purposes. The sub-adviser defines medium-cap companies as companies with market capitalizations between $1 billion and $20 billion at the time of purchase. In implementing its main strategies, the sub-adviser’s investments are primarily in common stocks and real estate investment trusts (REITs).

1

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the sub-adviser may invest. To the extent the sub-adviser uses derivatives, the sub-adviser will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The sub-adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The sub-adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.

The sub-adviser may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a stock that it believes offers a better investment opportunity.

Effective September 28, 2012, the following is added to the Principal Investment Strategies on page 2:

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e. volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

2

Effective September 21, 2012, the following is added to Principal Risks on page 2:

—

Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and may experience difficulty closing out positions at prevailing market prices.

—	Foreign Securities Risk is hereby removed.

—	Currency Risk is hereby removed.

—	Fund of Funds Risk is hereby removed.

Effective September 28, 2012, the following is added to Principal Risks on page 2:

—

Leverage Risk: Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.

—

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

—

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Effective September 21, 2012, the following replaces the text before the last paragraph of Investment Objective and Principal Investment Strategies on page 5:

The investment objective of the Fund is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of medium-cap companies. In this context, “assets” means net assets, plus the amount of borrowings for investment purposes. The sub-adviser defines medium-cap companies as companies with market capitalizations between $1 billion and $20 billion at the time of purchase. In implementing its main strategies, the sub-adviser’s investments are primarily in common stocks and real estate investment trusts (REITs).

The sub-adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The sub-adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. The sub-adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.

3

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund may invest. To the extent the sub-adviser uses derivatives, the sub-adviser will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The sub-adviser may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a stock that it believes offers a better investment opportunity.

Effective September 28, 2012, the following is added to Investment Objective and Principal Investment Strategies on page 5:

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser selects individual futures contracts on equity indices of U.S. markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

4

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

Effective September 21, 2012, the following is added to Principal Risks on page 5:

Medium-Cap Companies Risk. Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the Fund may experience difficulty closing out positions at prevailing market prices.

Foreign Securities Risk is hereby removed.

Currency Risk is hereby removed.

Fund of Funds Risk is hereby removed.

Effective September 28, 2012, the following is added to Principal Risks on page 5:

Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also cause the Fund to liquidate portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

5

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Changes to the Fund’s Sub-Adviser and Portfolio Managers:

Effective September 21, 2012 J.P. Morgan Investment Management Inc. is the Fund’s sub-adviser.

Effective September 28, 2012 Lincoln Investment Advisors Corporation Portfolio Managers will begin managing a portion of the Fund.

The following replaces Investment Adviser and Sub-Adviser on page 3:

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMorgan”)

LIA Portfolio Managers	Company Title	Experience w/ Fund

Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012

David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

JPMorgan Portfolio Managers	Company Title	Experience w/ Fund

Jonathan K.L. Simon	Managing Director	Since September 2012

Lawrence Playford	Managing Director	Since September 2012

Gloria Fu	Executive Director	Since September 2012

The following is added to Management and Organization—Investment Adviser and Sub-Adviser on page 6:

Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2011 and was 0.80% of the Fund’s average net assets).

6

LIA Portfolio Managers	Kevin J. Adamson, CPA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004.

David A. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services.

Sub-Adviser	J.P. Morgan Investment Management Inc. (“JPMorgan”), 270 Park Avenue, New York, NY 10017, has provided investment management services since 1984. As of June 30, 2012, JPMorgan had $1.346 trillion in assets under management.

JPMorgan Portfolio Managers	Jonathan K.L. Simon, Managing Director, is a Portfolio Manager of the Fund. Mr. Simon joined the JPMorgan in 1980 as an Analyst in the London office, and became a Portfolio Manager in 1987. Mr. Simon has held numerous key positions, including President of Robert Fleming’s U.S. Asset Management Operations and Chief Investment Officer of U.S. Value Equity. Mr. Simon holds a M.A. in mathematics from Oxford University.

Lawrence Playford, Managing Director, is a Portfolio Manager of the Fund. Mr. Playford joined JPMorgan as a Financial Analyst in 1993. In 2003 Mr. Playford joined the investment team as an Analyst and was named a Portfolio Manager in 2004. Mr. Playford holds a B.B.A. in accounting from the University of Notre Dame and an M.B.A. in finance from Fordham University. He is a Certified Public Accountant and a CFA charterholder.

Gloria Fu, Executive Director, is a Portfolio Manager of the Fund. Prior to joining JPMorgan in 2002, Ms. Fu worked for Robertson Stephens as an Analyst. From 1995 to 2000, she worked for both Arthur Andersen and Starwood Capital Group. Ms. Fu holds a Bachelors of Science and Masters degree in hotel administration from Cornell University. She also is a CFA charterholder.

A discussion regarding the basis for the board of trustees approving the investment sub-advisory contract for the Fund is available in the semi-annual report to shareholders for the period ended June 30, 2012.

7

LVIP Janus Capital Appreciation Fund (the “Fund”) Supplement Dated August 27, 2012 to the Prospectus dated April 30, 2012

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to describe important changes to the Fund. Effective September 21, 2012 the Fund will have a new name, sub-adviser, portfolio manager and investment strategy. Effective September 28, 2012, the Fund will add a risk portfolio management strategy employed by additional portfolio managers.

Change to the Fund’s Sub-Adviser:

Effective September 21, 2012, UBS Global Asset Management (Americas) Inc. will replace Janus Capital Management, LLC as the Fund’s sub-adviser.

Change to the Fund’s Name:

Effective September 21, 2012, the name of the Fund shall be LVIP UBS Large Cap Growth RPM Fund.

All references to the Fund’s name shall be revised accordingly.

Changes to the Fund’s Principal Investment Strategies and Principal Risks:

Effective September 21, 2012, the following replaces Principal Investment Strategies on page 2:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. The sub-adviser defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts (“ADRs”). The sub-adviser may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies.

In selecting securities, the sub-adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the sub-adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price-earnings multiples and positive stock price momentum, when selecting securities. The sub-adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

1

In deciding whether an investment is tied to the U.S., the sub-adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; and the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the sub-adviser may invest up to 100% of the sub-adviser’s portion of assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the sub-adviser engages in such activities, the Fund may not achieve its investment objective.

Effective September 28, 2012, the following is added to the Principal Investment Strategies on page 2:

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

Effective September 28, 2012, the following is added to Principal Risks on page 2:

—

Leverage Risk: Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.

2

—

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

—

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Effective September 21, 2012, the following replaces the text before the last paragraph of Investment Objective and Principal Investment Strategies on page 5:

The investment objective of the Fund is long-term growth of capital in a manner consistent with preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. The sub-adviser defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts (“ADRs”). The sub-adviser may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies.

In selecting securities, the sub-adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the sub-adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price-earnings multiples and positive stock price momentum, when selecting securities. The sub-adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the sub-adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; and the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the sub-adviser may invest up to 100% of the sub-adviser’s portion of assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the sub-adviser engages in such activities, the Fund may not achieve its investment objective.

3

Effective September 28, 2012, the following is added before the last paragraph Investment Objective and Principal Investment Strategies on page 5:

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

4

Effective September 28, 2012, the following is added to Principal Risks on page 5:

Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also cause the Fund to liquidate portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Changes to the Fund’s Sub-Adviser and Portfolio Managers:

Effective September 21, 2012 UBS Global Asset Management (Americas) Inc. is the Fund’s sub-adviser.

Effective September 28, 2012 Lincoln Investment Advisors Corporation Portfolio Managers will begin managing a portion of the Fund.

5

The following replaces Investment Adviser and Sub-Adviser on page 3:

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: UBS Global Asset Management (Americas) Inc. (“UBS”)

LIA Portfolio Managers	Company Title	Experience w/ Fund

Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012

David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

UBS Portfolio Manager	Company Title	Experience w/ Fund

Lawrence Kemp	Managing Director	Since September 2012

The following is added to Management and Organization—Investment Adviser and Sub-Adviser on page 6:

Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2011 and was 0.80% of the Fund’s average net assets).

LIA Portfolio Managers	Kevin J. Adamson, CPA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004.

David A. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services.

Sub-Adviser	UBS Global Asset Management (Americas) Inc. (“UBS”), 1285 Avenue of the Americas, New York, NY 10019, has provided investment management services since 1981. As of June 30, 2012, UBS has approximately $146 billion in assets under management.

UBS Portfolio Manager	Lawrence Kemp is a Portfolio Manager for the Fund. Mr. Kemp joined UBS 1992, is the head of the US Large Cap Growth Equity team. He is also responsible for managing the research analysts of the US Large Cap Growth team. Mr. Kemp has over 26 years of investment experience. Mr. Kemp received a BA from Stanford University, and an M.B.A. from University of Chicago.

A discussion regarding the basis for the board of trustees approving the investment sub-advisory contract for the Fund is available in the semi-annual report to shareholders for the period ended June 30, 2012.

6

LVIP SSgA Global Tactical Allocation Fund (the “Fund”) Supplement Dated August 27, 2012 to the Prospectus Dated April 30, 2012

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to describe important changes effective September 28, 2012 to the Fund’s name, investment strategies, risks, and portfolio managers.

Change to the Fund’s Name:

The name of the Fund shall be LVIP SSgA Global Tactical Allocation RPM Fund.

All references to the Fund’s name shall be revised accordingly.

Changes to the Fund’s Principal Investment Strategies and Principal Risks:

The following replaces the first paragraph of Principal Investment Strategies on page 1:

The Fund operates under a fund of funds structure with an active allocation strategy. The Fund’s sub-adviser invests substantially all of the sub-adviser’s assets in other mutual funds (“underlying funds”) which, in turn, invest in equity (stocks), and/or fixed income (bonds) securities. The sub-adviser, under normal circumstances, invests approximately 60% of the sub-adviser’s assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% in underlying funds which investment primarily in fixed income securities (bonds).

The following replaces the last sentence of the second paragraph under Principal Investment Strategies on page 2:

The sub-adviser’s allocation to ETFs may range from 30-50%.

The following replaces the last paragraph of Principal Investment Strategies on page 2 (immediately preceding Principal Risks):

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

1

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following is added to Principal Risks on page 2:

—

Leverage Risk: Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.

—

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

—

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

—	Non-Diversification Risk is hereby removed.

The following replaces the second paragraph of Investment Objective and Principal Investment Strategies on page 6:

The Fund operates under a fund of funds structure with an active allocation strategy. The Fund’s sub-adviser invests substantially all of the sub-adviser’s assets in other mutual funds (“underlying funds”) including funds advised by the adviser or sub-adviser which, in turn, invest in equity (stocks), and/or fixed income (bonds) securities. The sub-adviser, under normal circumstances, invests approximately 60% of the sub-adviser’s assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% in underlying funds which investment primarily in fixed income securities (bonds).

2

The following replaces the last sentence of the third paragraph of Investment Objective and Principal Investment Strategies on page 6:

The sub-adviser’s allocation to ETFs may range from 30-50%.

The following replaces the last paragraph of Investment Objective and Principal Investment Strategies on page 6 (immediately preceding What are the Underlying Investments?):

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

3

The following is added to Principal Risks on page 7:

Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also cause the Fund to liquidate portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Non-diversification Risk is hereby removed.

4

Changes to the Fund’s Portfolio Managers:

The following is added to Investment Adviser and Sub-Adviser (in the chart before the SSgA Portfolio Managers) on page 4:

LIA Portfolio Managers	Company Title	Experience w/ Fund

Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012

David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

The following is added to Management and Organization—Investment Adviser and Sub-Adviser (in the chart before “Sub-Adviser”) on page 10:

Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2011 and was 0.25% of the Fund’s average net assets).

LIA Portfolio Managers	Kevin J. Adamson, CPA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy portion. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004.

David A. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy portion. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services.

5

LVIP Templeton Growth Fund (the “Fund”) Supplement Dated August 27, 2012 to the Prospectus Dated April 30, 2012

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to describe important changes effective September 28, 2012 to the Fund’s name, investment strategies, risks, and portfolio managers.

Change to the Fund’s Name:

The name of the Fund shall be LVIP Templeton Growth RPM Fund.

All references to the Fund’s name shall be revised accordingly.

Changes to the Fund’s Principal Investment Strategies and Principal Risks:

The following replaces the first paragraph of Principal Investment Strategies on page 2

The Fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. Under normal circumstances, the Fund’s sub-adviser invests at least 80% of the sub-adviser’s total assets in stocks issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of medium-cap companies. The sub-adviser will generally select investments from among many different industries. As a general matter, the sub-adviser will invest in a minimum of five different foreign countries.

The following is added to Principal Investment Strategies on page 2 (immediately preceding Principal Risks):

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

1

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following is added to Principal Risks on page 2:

—

Leverage Risk: Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.

—

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

—

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

The following replaces the second paragraph of Investment Objective and Principal Investment Strategies on page 5:

The Fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. Under normal circumstances, the Fund’s sub-adviser invests at least 80% of the sub-adviser’s total assets in stocks issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of medium-cap companies. The sub-adviser will generally select investments from among many different industries. As a general matter, the sub-adviser will invest in a minimum of five different foreign countries.

The following is added after the last paragraph of Investment Objective and Principal Investment Strategies on page 5 (immediately preceding Principal Risks):

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

2

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following is added to Principal Risks on page 5:

Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also cause the Fund to liquidate portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so.

3

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Changes to the Fund’s Portfolio Managers:

The following replaces the Investment Adviser and Sub-Adviser chart on page 3:

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Templeton Investment Counsel, LLC

Templeton Portfolio Managers	Company Title	Experience w/ Fund

Peter Nori	Executive Vice President	Since July 2003

Cindy Sweeting	President, Chairman and Director	Since October 1997

Heather Waddell	Vice President	Since January 2011

4

LIA Portfolio Managers	Company Title	Experience w/ Fund

Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012

David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

The following is added to Management and Organization—Investment Adviser and Sub-Adviser (in the chart before “Sub-Adviser”) on page 6:

Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2011 and was 0.25% of the Fund’s average net assets).

LIA Portfolio Managers	Kevin J. Adamson, CPA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004.

David A. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services.

5

LVIP Turner Mid-Cap Growth Fund (the “Fund”) Supplement Dated August 27, 2012 to the Prospectus dated April 30, 2012, Supplemented July 1, 2012

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to describe important changes to the Fund. Effective September 21, 2012 the Fund will have a new name, sub-adviser, portfolio managers and investment strategy. Effective September 28, 2012, the Fund will add a risk portfolio management strategy employed by additional portfolio managers.

Change to the Fund’s Sub-Adviser:

Effective September 21, 2012, Columbia Management Investment Advisers, LLC will replace Turner Investments, L.P. as the sub-adviser to the Fund.

Change to the Fund’s Name:

Effective September 21, 2012, the name of the Fund shall be LVIP Columbia Small-Mid Cap Growth RPM Fund.

All references to the Fund’s name shall be revised accordingly.

Changes to the Fund’s Principal Investment Strategies and Principal Risks:

Effective September 21, 2012, the following replaces Principal Investment Strategies on page 2:

Under normal circumstances, the Fund will invest at least 80% of its assets in stocks of small and mid-cap companies (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks). The sub-adviser invests primarily in stocks of companies with a market capitalization, at the time of purchase, from $1 billion to $10 billion or within the range of the Russell 2500 Growth Index. As of May 31, 2012, the index reconstitution date, the market capitalization range of the Russell 2500 Growth Index was $101 million to $6.3 billion. The sub-adviser invests primarily in common stocks of companies that the sub-adviser believes have the potential for long-term, above-average earnings growth.

The sub-adviser may also invest up to 20% of the Fund’s total assets in foreign securities. The sub-adviser may invest directly in foreign securities or indirectly through depositary receipts.

Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The sub-adviser may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or developing new technologies.

The sub-adviser’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Effective September 28, 2012, the following is added to the Principal Investment Strategies on page 2:

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e. volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

Effective September 21, 2012, the following is added to Principal Risks on page 2:

—

Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.

—

Sector Risk: The Fund may invest significantly in the financial services sector. The Fund may be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

—

Convertible Securities Risk: Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

—

Depositary Receipts Risks: Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

—

Special Situations Risk: Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

—	Currency Risk: Currency risk is the risk that the U.S. dollar value of the Fund’s foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.

—

Active Trading Risk: The Fund pays transaction costs, such as brokerage commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses to the Fund and may adversely affect the Fund’s performance.

—	Medium-Cap Companies Risk is hereby removed.

—	Fund of Funds Risk is hereby removed.

Effective September 28, 2012, the following is added to Principal Risks on page 2:

—

Leverage Risk: Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.

—

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

—

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Effective September 21, 2012, the following replaces the text before the last paragraph of Investment Objective and Principal Investment Strategies on page 5:

The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its assets in stocks of small and mid-cap companies (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks). The sub-adviser invests primarily in stocks of companies with a market capitalization, at the time of purchase, from $1 billion to $10 billion or within the range of the Russell 2500 Growth Index. As of May 31, 2012, the index reconstitution date, the market capitalization range of the Russell 2500 Growth Index was $101 million to $6.3 billion. The sub-adviser invests primarily in common stocks of companies that the sub-adviser believes have the potential for long-term, above-average earnings growth.

The sub-adviser may also invest up to 20% of the Fund’s total assets in foreign securities. The sub-adviser may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The sub-adviser may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or developing new technologies.

The sub-adviser’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

The sub-adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The sub-adviser considers, among other factors:

—	overall economic and market conditions.

—

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The sub-adviser may sell a security when the security’s price reaches a target set by the sub-adviser; if the sub-adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Effective September 28, 2012, the following is added to Investment Objective and Principal Investment Strategies on page 5:

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of v that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

Effective September 21, 2012, the following is added to Principal Risks on page 5:

Small and Medium-Cap Companies Risk. Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The Fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the Fund’s shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

Sector Risk. The Fund may invest significantly in the financial services sector. The Fund may be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services include the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; the risk of decreased liquidity in credit markets; the risk that unstable interest rates and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; the risk that the financial services sector has become increasingly competitive; and the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses, for example subprime loans. Participants in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability is largely dependent upon the availability and the cost of capital.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as Interest Rate Risk (i.e., risk of losses attributable to changes in interest rates) and Credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or perceived to be unable or unwilling, to honor a financial obligation, such as making payments when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Currency Risk. Currency risk is the risk that the U.S. dollar value of the Fund’s foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in securities that trade in, and receive revenues in foreign currencies. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.

Active Trading Risk. The Fund pays transaction costs, such as brokerage commissions or dealer mark-ups, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses to the Fund and may adversely affect the Fund’s performance.

Medium-Cap Companies Risk is hereby removed.

Fund of Funds Risk is hereby removed.

Effective September 28, 2012, the following is added to Principal Risks on page 5:

Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also cause the Fund to liquidate portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Changes to the Fund’s Sub-Adviser and Portfolio Managers:

Effective September 21, 2012 Columbia Management Investment Advisers, LLC is the Fund’s sub-adviser.

Effective September 28, 2012 Lincoln Investment Advisors Corporation Portfolio Managers will begin managing a portion of the Fund.

The following replaces Investment Adviser and Sub-Adviser on page 4:

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)

LIA Portfolio Managers	Company Title	Experience w/ Fund

Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012

David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

Columbia Portfolio Manager	Company Title	Experience w/ Fund

Wayne M. Collette	Managing Director, Senior Portfolio Manager	Since September 2012

George J. Myers	Director, Senior Portfolio Manager	Since September 2012

Lawrence W. Lin	Vice President, Senior Portfolio Manager	Since September 2012

Brian D. Neigut	Vice President, Senior Portfolio Manager	Since September 2012

James King	Vice President, Senior Portfolio Manager	Since September 2012

The following is added to Management and Organization—Investment Adviser and Sub-Adviser on page 6:

Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2011 and was 0.80% of the Fund’s average net assets).

LIA Portfolio Managers	Kevin J. Adamson, CPA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004.

David A. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services.

Sub-Adviser	Columbia Management Investment Advisers, LLC (“Columbia”), 100 Federal Street, Boston, Massachusetts 02110, is a registered investment adviser and wholly-owned subsidiary of Ameriprise Financial, Inc. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. As of June 30, 2012 Columbia had $332 billion in assets under management.

Columbia Portfolio Managers	Wayne M. Collette, CFA, Managing Director, Senior Portfolio Manager, is the lead Portfolio Manager for the Fund. Mr. Collette joined Columbia in 2001 and has been a member of the investment community since 1996. Prior to joining Columbia, Mr. Collette served as an Equity Research Analyst at Neuberger Berman and Schroder Capital Management. Mr. Collette earned a B.A. in Political Science from Brandeis University, and an M.B.A. in Finance, as a member of Beta Gamma Sigma Honor Society, from Columbia Business School at Columbia University. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of Portland.

George J. Myers, CFA, Director, Senior Portfolio Manager, is a Portfolio Manager for the Fund. Mr. Myers joined Columbia in 2004 and has been a member of the investment community since 1998. Prior to joining Columbia, Mr. Myers spent five years as a portfolio manager and analyst with Dresdner RCM Global Investors and previously held positions with J. Edwards Real Estate and Firstar Investment Research & Management Company. Mr. Myers earned his B.B.A. and M.S. degrees in Finance and real Estate at the University of Wisconsin. He participated in the Applied Securities Analysis Program and was an advisor to the Applied Real Estate Program at the University of Wisconsin. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of Portland.

Lawrence W. Lin, Vice President, Senior Portfolio Manager, is a Portfolio Manager for the Fund. Mr. Lin joined Columbia in 2006 and has part of the investment community since 1998. Prior to joining Columbia, Mr. Lin worked as a research analyst at Primarius Capital and Engemann Asset Management. Mr. Lin earned a B.S. in Biomedical Engineering with a minor in Business Administration from the University of Southern California. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of Portland.

Brian D. Neigut, Vice President, Senior Portfolio Manager, is a Portfolio Manager for the Fund. Mr. Neigut joined Columbia in 2007 and has been a member of the investment community since 1995. Prior to joining Columbia, Mr. Neigut worked as a co-portfolio manager at Kern Capital Management LLC and Oppenheimer Funds, Inc. Mr. Neigut earned a B.B.A., magna cum laude, in Finance and International Business at Pacific Lutheran University. He also studied international business and economics abroad under the William J. Fulbright Scholarship Program. He is a Level III candidate for the Chartered Financial Analyst designation.

James King, Vice President, Senior Portfolio Manager, is a Portfolio Manager for the Fund. Mr. King joined Columbia in 2011 and has been a member of the investment community since 1995. Prior to joining Columbia, Mr. King served as senior equity analyst for Thrivent Financial and, prior to that, was an equity analyst for Itros Capital Management. Mr. King earned a B.S. in Economics from the University of Wisconsin and a M.B.A. in Finance from the University of Minnesota.

A discussion regarding the basis for the board of trustees approving the investment sub-advisory contract for the Fund is available in the semi-annual report to shareholders for the period ended June 30, 2012.

LVIP Wells Fargo Intrinsic Value Fund (the “Fund”) Supplement Dated August 27, 2012 to the Prospectus dated April 30, 2012

This Supplement updates certain information in the Fund’s Prospectus. You may obtain copies of the Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to describe important changes to the Fund. Effective September 21, 2012 the Fund will have a new name, sub-adviser, portfolio manager and investment strategy. Effective September 28, 2012, the Fund will add a risk portfolio management strategy employed by additional portfolio managers.

Change to the Fund’s Sub-Adviser:

Effective September 21, 2012, BlackRock Investment Management LLC will replace Metropolitan West Capital Management LLC as the Fund’s sub-adviser.

Change to the Fund’s Name:

Effective September 21, 2012, the name of the Fund shall be LVIP BlackRock Equity Dividend RPM Fund.

All references to the Fund’s name shall be revised accordingly.

Changes to the Fund’s Principal Investment Strategies and Principal Risks:

Effective September 21, 2012, the following replaces Principal Investment Strategies on page 2:

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the sub-adviser will invest at least 80% of the Fund’s assets in equity securities and at least 80% of the sub-adviser’s portion of assets in dividend paying securities. The sub-adviser may invest in securities of companies with any market capitalization, but will generally focus on large-cap securities. The sub-adviser also may invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, or securities convertible into common stock. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock also may be convertible into common stock.

1

The sub-adviser may invest up to 25% of the Fund’s total assets in securities of foreign issuers. The sub-adviser may invest in securities from any country, including emerging markets. The sub-adviser may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

The sub-adviser selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.

Effective September 28, 2012, the following is added to the Principal Investment Strategies on page 2:

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the adviser will segregate liquid assets or otherwise cover these transactions to mitigate risk.

Effective September 21, 2012, the following is added to Principal Risks on page 2:

—

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

2

—

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

—

Income Producing Stock Availability Risk: Depending upon market conditions, income producing common stock that meets the sub-adviser’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the Fund’s ability to produce current income while remaining fully diversified.

—	Small and Medium-Cap Companies Risk is hereby removed.

—	Fund of Funds Risk is hereby removed.

Effective September 28, 2012, the following is added to Principal Risks on page 2:

—

Leverage Risk: Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.

—

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

—

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Effective September 21, 2012, the following replaces the text before the last paragraph of Investment Objective and Principal Investment Strategies on page 5:

The investment objective of the Fund is to seek reasonable income by investing primarily in income-producing equity securities.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the sub-adviser will invest at least 80% of the Fund’s assets in equity securities and at least 80% of the sub-adviser’s portion of assets in dividend paying securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. The sub-adviser will focus on issuers that have good prospects for capital appreciation. Although the sub-adviser invests primarily in dividend paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. The sub-adviser may invest in securities of companies with any market capitalization, but generally will focus on large-cap securities. The sub-adviser’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.

3

The sub-adviser also may invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

The sub-adviser may invest up to 25% of the Fund’s total assets in securities of foreign issuers. The sub-adviser also may invest in securities from any country. The sub-adviser may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

The sub-adviser chooses investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation. Total return consists of increases in value from both capital appreciation and income. The sub-adviser focuses on issuers that it believes have good prospects for capital appreciation. In selecting portfolio securities, the sub-adviser will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or when the sub-adviser believes such securities have particularly good prospects for capital appreciation.

The sub-adviser believes that stocks that have yields often provide more attractive long-term total return and greater price stability during periods of downward movements in market prices than stocks that do not pay dividends. In certain market cycles, such as periods of high growth or high interest rates on bonds, dividend paying stocks could go out of favor. During such periods, the Fund may underperform other equity funds that do not emphasize investments in dividend paying stocks.

The Fund has no minimum holding period for investments and the sub-adviser will buy or sell securities when it sees an appropriate opportunity. For example, the sub-adviser may sell shares of a company when the company’s prospects for capital appreciation deteriorate or when its dividend rates become unattractive or when the sub-adviser identifies another company with more attractive prospects.

Effective September 28, 2012, the following is added to Investment Objective and Principal Investment Strategies on page 5:

The Fund’s adviser will also employ an actively managed risk-management overlay using up to 20% of the Fund’s net assets. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

4

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted and the sub-adviser rebalances the Fund’s portfolio. Futures contracts can be purchased or sold by the adviser for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser selects individual futures contracts on equity indices of U.S. and foreign markets, as appropriate, that it believes will have prices that are highly correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 110% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The adviser’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

Effective September 21, 2012, the following is added to Principal Risks on page 5:

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

5

Income Producing Stock Availability Risk. Depending upon market conditions, income producing common stock that meets the sub-adviser’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

Small and Medium-Cap Companies Risk is hereby removed.

Fund of Funds Risk is hereby removed.

Effective September 28, 2012, the following is added to Principal Risks on page 5:

Leverage Risk. Investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also cause the Fund to liquidate portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

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Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Changes to the Fund’s Sub-Adviser and Portfolio Managers:

Effective September 21, 2012 BlackRock Investment Management LLC is the Fund’s sub-adviser.

Effective September 28, 2012 Lincoln Investment Advisors Corporation Portfolio Managers will begin managing a portion of the Fund.

The following replaces Investment Adviser and Sub-Adviser on page 3:

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: BlackRock Investment Management LLC (“BlackRock”)

LIA Portfolio Managers	Company Title	Experience w/ Fund

Kevin J. Adamson	Vice President, Chief Operating Officer	Since September 2012

David A. Weiss	Vice President, Chief Investment Officer	Since September 2012

BlackRock Portfolio Managers	Company Title	Experience w/ Fund

Robert M. Shearer	Managing Director	Since September 2012

Kathleen M. Anderson	Managing Director	Since September 2012

David J. Cassese	Director	Since September 2012

The following is added to Management and Organization—Investment Adviser and Sub-Adviser on page 6:

Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended December 31, 2011 and was 0.80% of the Fund’s average net assets).

LIA Portfolio Managers	Kevin J. Adamson, CPA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004.

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David A. Weiss, CFA is a Portfolio Manager responsible for the day-to-day co-management of the Fund’s RPM strategy. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA’s asset allocation services.

Sub-Adviser	BlackRock Investment Management, LLC, (“BlackRock”), 1 University Square Drive Princeton, New Jersey 08540-6455, has provided investment management services since 1988. As of June 30, 2012, BlackRock had $3.56 trillion in assets under management.

BlackRock Portfolio Managers	Robert M. Shearer, CFA is a Portfolio Manager jointly and primarily responsible for the day-to-day management of the sub-adviser’s portfolio, including setting the investment strategy. Mr. Shearer has been Managing Director of BlackRock, Inc. since 2006; and was a Managing Director of MLIM from 2000 to 2006.

Kathleen M. Anderson is a Portfolio Manager jointly and primarily responsible for the day-to-day management of the sub-adviser’s portfolio, including setting the investment strategy. Ms. Anderson joined BlackRock in 2006 as a Director and became Managing Director of BlackRock, Inc. in 2007. From 2000 to 2006, Ms. Anderson was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM”).

David J. Cassese, CFA is a Portfolio Manager jointly and primarily responsible for the day-to-day management of the sub-adviser’s portfolio, including setting the investment strategy. Mr. Cassese has been a Director of BlackRock, Inc. since 2011. Prior to joining BlackRock Mr. Cassese was Senior Vice President of Oppenheimer Capital (2008 to 2011) and previously Vice President of Oppenheimer Capital (2005 to 2007).

A discussion regarding the basis for the board of trustees approving the investment sub-advisory contract for the Fund is available in the semi-annual report to shareholders for the period ended June 30, 2012.

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